Segment Information, Geographic Data, and Significant Customers (Details) - Customers accounting for more than 10% of either total revenues or accounts receivable (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 1,304,747	$ 586,176
Customers Risk Percentage	10.00%
Customer A [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										458,333
Customers Risk Percentage										35.00%
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Accounts Receivable from Customers, Amount
Customer B [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										191,271
Customers Risk Percentage										15.00%
Customer B [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage										18.00%
Accounts Receivable from Customers, Amount		65,600								65,600
Customer C [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										188,552
Customers Risk Percentage										14.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage										5.00%
Accounts Receivable from Customers, Amount		19,646								19,646
Customer D [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										162,779
Customers Risk Percentage										12.00%
Customer D [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage										46.00%
Accounts Receivable from Customers, Amount		170,071								170,071
Customer E [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										138,328
Customers Risk Percentage										11.00%
Customer E [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage										5.00%
Accounts Receivable from Customers, Amount		17,808								17,808
Customer F [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										13,486	146,000
Customers Risk Percentage										1.00%	25.00%
Customer F [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage										2.00%	45.00%
Accounts Receivable from Customers, Amount		7,625				140,000				7,625	140,000
Customer G [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount											131,465
Customers Risk Percentage											22.00%
Customer G [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Accounts Receivable from Customers, Amount
Customer H [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount										9,939	124,473
Customers Risk Percentage										1.00%	21.00%
Customer H [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage											49.00%
Accounts Receivable from Customers, Amount						$ 150,145					$ 150,145